Invesco Van Kampen Small Cap Growth Fund - Class A

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Van Kampen Small Cap Growth Fund - Class B

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Van Kampen Small Cap Growth Fund - Class C

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Van Kampen Small Cap Growth Fund - Class Y

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund - Class A

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund - Class C

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund - Class R

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund - Institutional Class

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund - Class Y

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund - Class A

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund - Class B

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund - Class C

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund - INSTITUTIONAL CLASS

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund - Class Y

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Central Index Key	dei_EntityCentralIndexKey	0001112996
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 15, 2011
Prospectus Date	rr_ProspectusDate	Dec 16, 2011
Invesco Van Kampen Small Cap Growth Fund | Invesco Van Kampen Small Cap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Van Kampen Small Cap Growth Fund | Invesco Van Kampen Small Cap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Van Kampen Small Cap Growth Fund | Invesco Van Kampen Small Cap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Van Kampen Small Cap Growth Fund | Invesco Van Kampen Small Cap Growth Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund | Invesco Floating Rate Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund | Invesco Floating Rate Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund | Invesco Floating Rate Fund - Class R
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund | Invesco Floating Rate Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Floating Rate Fund | Invesco Floating Rate Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund - INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.

Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, B, C, R, Y and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Core Plus Bond Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Floating Rate Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Global Real Estate Income Fund	Premier Portfolio
Invesco S&P 500 Index Fund	Premier Tax-Exempt Portfolio
Invesco Structured Core Fund	Premier U.S. Government Money Portfolio
Invesco Van Kampen American Franchise Fund

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.